Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations	¥ 172,518	[1]	¥ 129,756	[1]	¥ 89,632	[1]
Tax provision computed at statutory rate	66,074		53,070		36,660
Increases (reductions) in taxes due to:
Change in valuation allowance	(3,371)		3,921		(5,647)
Non-deductible expenses for tax purposes	1,538		1,335		1,023
Non-taxable income for tax purposes	(2,128)		(2,852)		(2,697)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,720)		(6,871)		(4,206)
Effect of the new Japanese tax law	0		(7,137)		0
Other, net	(3,737)		4,009		(460)
Provision for income taxes	¥ 53,656		¥ 45,475		¥ 24,673

[1]	Results of discontinued operations (pre-tax) are included in each amount attributed to each geographic area.